Streaming Arrangement - Contract liability and gold delivered (Details) R in Millions	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 16, 2020 $ / Ounce	Jun. 30, 2022 ZAR (R) $ / Ounce oz	Jun. 30, 2021 ZAR (R) oz	Jun. 30, 2022 ZAR (R) oz	Dec. 16, 2021 $ / Ounce	Jun. 30, 2021 ZAR (R) oz	Jun. 30, 2020 ZAR (R)	Oct. 01, 2020 oz
Disclosure of streaming arrangement [Line Items]
Streaming arrangements				R 67		R 71	R 0
Consideration from streaming contract				471		397	R 0
Current contract liabilities		R 309	R 396	309		396
Non-current contract liabilities		R 378	R 695	R 378		R 695
Franco Nevada
Disclosure of streaming arrangement [Line Items]
Balance of ounces to be delivered | oz		61,157	84,429	61,157		84,429		100,686
Gold ounces delivered | oz			(16,257)	(23,272)
Balance of ounces to be delivered | oz		61,157	84,429	61,157		84,429
Contract price receivable for each ounce of gold delivered | $ / Ounce	433	442			437
Contract liabilities at beginning of period				R 1,091
Streaming arrangements			R 71	67
Consideration from streaming contract			397	471
Contract liabilities at end of period		R 687	1,091	687		R 1,091
Current contract liabilities		309	396	309		396
Non-current contract liabilities		R 378	R 695	R 378		R 695